Equity (Details 2) $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
IfrsStatementLineItems [Line Items]
Dividend payables	$ 18,784
Interim dividends and interest on capital by use of a portion of profit and loss	7,452
Interim dividends and interest on capital by use of a portion of profit retention reserve	$ 4,147
First Installment [Member]
IfrsStatementLineItems [Line Items]
Date of approval	May 13, 2024
Date of record	Jun. 11, 2024
Amount per common and preferred share | $ / shares	$ 0.2029
Dividend payables	$ 2,615
Second Installment [Member]
IfrsStatementLineItems [Line Items]
Date of approval	Aug. 08, 2024
Date of record	Aug. 21, 2024
Amount per common and preferred share | $ / shares	$ 0.1875
Dividend payables	$ 2,417
Third Installment [Member]
IfrsStatementLineItems [Line Items]
Date of approval	Nov. 07, 2024
Date of record	Dec. 23, 2024
Amount per common and preferred share | $ / shares	$ 0.2346
Dividend payables	$ 3,023
Fourth Installment [Member]
IfrsStatementLineItems [Line Items]
Date of approval	Nov. 21, 2024
Date of record	Dec. 11, 2024
Amount per common and preferred share | $ / shares	$ 0.2668
Dividend payables	$ 3,438
Total Anticipated Dividends [Member]
IfrsStatementLineItems [Line Items]
Amount per common and preferred share | $ / shares	$ 0.8917
Dividend payables	$ 11,493
Update by the SELIC interest rate [Member]
IfrsStatementLineItems [Line Items]
Amount per common and preferred share | $ / shares	$ 0.0082
Dividend payables	$ 106
S E L I C Interest Rate [Member]
IfrsStatementLineItems [Line Items]
Amount per common and preferred share | $ / shares	$ 0.9000
Dividend payables	$ 11,599